BLACKROCK FUNDS II

BlackRock U.S. Government Bond Portfolio

(the “Fund”)

Supplement dated November 10, 2011,

To the Prospectus and Statement Additional Information, dated January 28, 2011, as amended May 16, 2011

Effective immediately, BlackRock Shares of the Fund are closed to all purchases.

Shareholders should retain this Supplement for future reference.

ALLPRSAI-USG-1111SUP